Shareholder Report, Average Annual Return (Details)	12 Months Ended	36 Months Ended	55 Months Ended
	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026
Clockwise U.S. Core Equity ETF [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	13.99%	21.44%	11.49%
S&P 500® Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	20.38%	21.04%	14.98%